Stock Based Compensation - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended	8 Months Ended	4 Months Ended	12 Months Ended		8 Months Ended	12 Months Ended		8 Months Ended	10 Months Ended	12 Months Ended	3 Months Ended	8 Months Ended		4 Months Ended	12 Months Ended				3 Months Ended	8 Months Ended	12 Months Ended		3 Months Ended	4 Months Ended	12 Months Ended		8 Months Ended		12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012 TransUnion Corp-Successor	Apr. 30, 2012 TransUnion Corp-Predecessor	Dec. 31, 2011 TransUnion Corp-Predecessor	Dec. 31, 2010 TransUnion Corp-Predecessor	Dec. 31, 2012 Restricted Stock	Dec. 31, 2012 Restricted Stock	Dec. 31, 2010 Restricted Stock	Dec. 31, 2012 TransUnion Holding Company, Inc.	Dec. 31, 2012 TransUnion Holding Company, Inc.	Dec. 31, 2012 TransUnion Holding Company, Inc.	Dec. 31, 2012 TransUnion Holding Company, Inc. TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Holding Company, Inc. TransUnion Corp-Successor	Nov. 01, 2012 TransUnion Holding Company, Inc. TransUnion Corp-Successor	Apr. 30, 2012 TransUnion Holding Company, Inc. TransUnion Corp-Predecessor Maximum	Dec. 31, 2011 TransUnion Holding Company, Inc. TransUnion Corp-Predecessor Maximum	Dec. 31, 2012 TransUnion Holding Company, Inc. Service Condition Option	Dec. 31, 2012 TransUnion Holding Company, Inc. Service Condition Option TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Holding Company, Inc. Market Condition Option TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Holding Company, Inc. Stock Option TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Holding Company, Inc. Stock Option TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Holding Company, Inc. Stock Option TransUnion Corp-Successor	Nov. 09, 2012 TransUnion Holding Company, Inc. Stock Option TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Holding Company, Inc. Stock Option TransUnion Corp-Predecessor	Apr. 30, 2012 TransUnion Holding Company, Inc. Stock Option TransUnion Corp-Predecessor	Dec. 31, 2011 TransUnion Holding Company, Inc. Stock Option TransUnion Corp-Predecessor	Dec. 31, 2010 TransUnion Holding Company, Inc. Stock Option TransUnion Corp-Predecessor	Dec. 31, 2012 TransUnion Holding Company, Inc. Stock Appreciation Rights (SARs) TransUnion Corp-Successor	Nov. 09, 2012 TransUnion Holding Company, Inc. Stock Appreciation Rights (SARs) TransUnion Corp-Successor	Dec. 31, 2010 Transunion Corp TransUnion Corp-Predecessor
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense		$ 2.6	$ 90.0	$ 4.6	$ 31.8					$ 3.0																				$ 20.7
Income tax benefit	7.5	0.9	32.4	1.7	11.5					1.1
Additional stock-based compensation expense			88.0
Additional stock based compensation net of tax recognized in connection with current year change in control transaction			56.3
Shares authorized for grant												8,300,000	8,300,000
Shares, Granted			55,600	342,000	3,104,658				6,619,789												6,600,000							900,000
Term of Stock option and SARs																					10 years							10 years
Percentage of stock options and stock appreciation rights vest granted based on service condition award																						40.00%						40.00%
Percentage of stock options and stock appreciation rights vest granted based on market condition award																						60.00%						60.00%
Service condition awards vesting percentage on either the first anniversary or one year after the grant date																					20.00%
One year after the grant date control transaction																								5.00%
Service condition option weighted-average granted during period fair value																				$ 4.97					$ 15.45	$ 8.28	$ 6.07
Expected volatility																				59.00%
Estimated Useful Life																				6 years 2 months 9 days
Risk-free rate of return																				0.89%
Weighted average grant date fair value																				$ 4.08
Special dividend paid														$ 3.41
Exercise price of Stock option and SARs																							$ 10.07					$ 10.07
Exercise price of Stock option and SARs after modification																							$ 6.65						$ 6.65
Additional stock-based compensation expense												2.8
Existing option holders received in cash consideration for the value of their options											91.2
Intrinsic value of stock options exercised				63.7											0.1	0.1
Stock-based compensation expense remaining to be recognized in future years for service condition options																		12.2	15.2									2.5
Stock-based compensation expense remaining to be recognized with a weighted-average recognition period for service condition options																	4 years 7 months 6 days
Stock-based compensation expense remaining to be recognized with a weighted-average recognition period for market condition options											4 years 4 months 24 days
Stock options vested													0
Shares, Granted						100,000	25,082	556,276
Vesting period for restricted stock granted						3 years
Restricted stock awards granted with a grant date aggregate fair value						0.3
Total fair value of restricted stock vested					$ 44.3